Compensation Expense	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Compensation Expense
6.	COMPENSATION EXPENSE

	Years ended December 31,
	2018	2017
Wages, salaries and benefits	69,633	61,998
Post-employment benefits	2,115	1,491
Share-based compensation (recovery) expense (Note 21c)	(1,282)	7,100
	70,466	70,589

Compensation expense is presented as a component of cost of sales, general and administrative expense, and exploration and evaluation expense.